Commitments	12 Months Ended
Dec. 31, 2017
Commitments
25.	COMMITMENTS

(a)	Capital commitments

As of December 31, 2017, capital commitments for construction of property are as follows:

Year 2018	$11,346
Year 2019 and thereafter	8,556

$19,902

(b)	Purchase commitments

The Group uses EMS providers to provide manufacturing services for its products. During the normal course of business, in order to reduce manufacturing lead times and ensure adequate component supply, the Group enters into contracts with certain manufacturers that allow them to procure inventory based on criteria defined by the Group. As of December 31, 2017, the Group had commitments under non-cancellable contracts that future minimum purchases are $2,755 in 2018 and thereafter.

(c)	Guarantee commitments

In January 2017, the Group entered into guarantee agreements for a bank credit of $6,148 (RMB40 million) to an EMS factory of the Group to fund the capital demand of production. The guarantee period was from January 2017 to January 2020. The properties owned by 17FOXSY with a carrying value of $8,999 at December 31, 2017 and the land use right owned by 17FOXSY with a carrying value of $2,042 at December 31, 2017 were pledged. The loan was also guaranteed by Techfaith China and Techfaith HK.